Notes payable - Summary of Note Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Notes payable	¥ 5,726	¥ 5,636
Current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable	2,154	0
Non-current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable	¥ 3,572	¥ 5,636